UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/2006

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
July 31, 2006 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)

Consumer Discretionary--14.0%
99 Cents Only Stores	97,895 a,b	1,013,213
Abercrombie & Fitch, Cl. A	179,510	9,506,850
Advance Auto Parts	220,450 a	6,673,021
Aeropostale	111,285 a,b	3,083,707
American Eagle Outfitters	268,900	8,836,054
American Greetings, Cl. A	117,495 a	2,647,162
AnnTaylor Stores	149,640 b	6,144,218
Applebee's International	151,550 a	2,691,528
ArvinMeritor	143,738 a	2,365,927
Bandag	23,850 a	822,348
Barnes & Noble	107,890 a	3,616,473
Beazer Homes USA	82,400	3,435,256
Belo, Cl. A	184,039 a	2,966,709
Blyth	53,650 a	937,265
Bob Evans Farms	73,194	2,015,763
Borders Group	130,945 a	2,489,264
BorgWarner	116,785	7,007,100
Boyd Gaming	89,550	3,003,507
Brinker International	173,066 a	5,607,338
Callaway Golf	132,795	1,679,857
Career Education	199,300 a,b	5,672,078
Carmax	214,315 b	7,458,162
Catalina Marketing	77,185	2,243,768
CBRL Group	63,125 a	2,062,294
Cheesecake Factory	161,325 a,b	3,686,276
Chico's FAS	371,310 a,b	8,410,171
Claire's Stores	200,064	5,007,602
Corinthian Colleges	175,800 a,b	2,359,236
DeVry	119,795 a,b	2,527,675
Dollar Tree Stores	213,350 b	5,675,110
Emmis Communications, Cl. A	75,850 b	1,124,097
Entercom Communications	67,885 a	1,720,885
Foot Locker	316,890	8,609,901
Furniture Brands International	99,985 a	2,005,699
GameStop, Cl. A	121,000 a,b	5,034,810
Gentex	313,700 a	4,184,758
GTECH Holdings	259,725	8,750,135
Harte-Hanks	113,780	2,775,094
Hovnanian Enterprises, Cl. A	73,040 a,b	2,000,566
International Speedway, Cl. A	71,850	3,251,213
ITT Educational Services	73,200 a,b	4,935,144
Laureate Education	104,700 b	4,779,555
Lear	137,345	3,099,877
Lee Enterprises	93,350 a	2,317,881
MDC Holdings	66,900 a	2,918,847
Media General, Cl. A	49,100	1,788,713
Michaels Stores	269,580	11,435,584
Modine Manufacturing	68,470 a	1,613,838
Mohawk Industries	109,140 a,b	7,532,843
O'Reilly Automotive	231,000 a,b	6,548,850
OSI Restaurant Partners	134,495 a	3,885,561
Pacific Sunwear of California	147,000 b	2,451,960
Payless Shoesource	137,490 b	3,558,241
PetSmart	285,800	6,733,448
Pier 1 Imports	177,705 a	1,208,394
Polo Ralph Lauren	124,200	7,084,368
Reader's Digest Association	196,665 a	2,686,444

Regis	93,200	3,138,976
Rent-A-Center	141,700 b	3,815,981
Ross Stores	291,500 a	7,255,435
Ruby Tuesday	120,395 a	2,643,874
Ryland Group	93,000 a	3,799,050
Saks	279,370 a	4,509,032
Scholastic	73,450 a,b	2,111,688
Scientific Games, Cl. A	133,900 b	4,548,583
Sotheby's	96,227 b	2,658,752
Thor Industries	70,585	3,023,861
Timberland, Cl. A	108,250 a,b	2,787,438
Toll Brothers	238,490 b	6,098,189
Tupperware Brands	110,140	1,901,016
Urban Outfitters	225,900 b	3,295,881
Valassis Communications	97,530 a,b	2,002,291
Washington Post, Cl. B	11,979	9,235,809
Westwood One	130,610 a	869,863
Williams-Sonoma	235,025 a	7,473,795
		306,851,152
Consumer Staples--2.0%
BJ's Wholesale Club	135,954 a,b	3,871,970
Church & Dwight	131,914	4,814,861
Energizer Holdings	126,050 a,b	8,020,562
Hormel Foods	149,035	5,623,091
JM Smucker	118,788	5,301,508
Lancaster Colony	50,149 a	1,921,710
PepsiAmericas	122,235	2,762,511
Ruddick	70,680 a	1,730,246
Smithfield Foods	201,820 b	5,741,779
Tootsie Roll Industries	52,348 a	1,421,248
Universal/Richmond, VA	52,466 a	1,853,099
		43,062,585
Energy--10.6%
Arch Coal	291,800	11,070,892
Cameron International	235,670 b	11,880,125
Denbury Resources	242,900 b	8,421,343
ENSCO International	313,745	14,501,294
FMC Technologies	139,451 b	8,788,202
Forest Oil	112,735 a,b	3,777,750
Grant Prideco	267,148 b	12,157,905
Hanover Compressor	187,942 b	3,570,898
Helmerich & Payne	213,970	5,922,689
Newfield Exploration	262,370 a,b	12,168,721
Noble Energy	361,424	18,291,669
Overseas Shipholding Group	60,545	3,898,492
Patterson-UTI Energy	349,900 a	9,909,168
Peabody Energy	540,160	26,953,984
Pioneer Natural Resources	263,825	11,964,464
Plains Exploration & Production	160,595 a,b	7,059,756
Pogo Producing	118,240 a	5,234,485
Pride International	330,435 b	9,870,093
Quicksilver Resources	138,100 a,b	4,883,216
Smith International	408,970 a	18,227,793
Southwestern Energy	342,000 b	11,764,800
Tidewater	123,090 a	5,872,624
Western Gas Resources	119,395 a	7,240,113
		233,430,476
Financial--17.8%
AG Edwards	154,224	8,321,927
AMB Property	179,550	9,413,806
American Financial Group/OH	96,154	4,049,045
AmeriCredit	266,145 b	6,544,506
AmerUs Group	79,160	5,310,844
Arthur J. Gallagher & Co.	197,255 a	5,359,418

Associated Banc-Corp	269,793	a	8,460,708
Astoria Financial	172,975		5,146,006
Bank of Hawaii	103,755		5,140,023
Brown & Brown	227,780	a	7,150,014
Cathay General Bancorp	105,100	a	3,862,425
City National/Beverly Hills, CA	84,687		5,649,470
Colonial BancGroup	315,375		8,010,525
Cullen/Frost Bankers	97,830		5,744,578
Developers Diversified Realty	223,800		11,812,164
Eaton Vance	260,990	a	6,462,112
Everest Re Group	132,485		12,534,406
Fidelity National Financial	356,565		13,674,268
First American	197,205	a	7,298,557
First Niagara Financial Group	226,800		3,318,084
FirstMerit	162,750	a	3,567,480
Greater Bay Bancorp	102,700		2,941,328
Hanover Insurance Group	103,585		4,793,914
HCC Insurance Holdings	226,910	a	6,918,486
Highwoods Properties	110,430		4,112,413
Horace Mann Educators	87,700	a	1,488,269
Hospitality Properties Trust	146,840	a	6,397,819
IndyMac Bancorp	133,690	a	5,648,402
Investors Financial Services	134,200	a	6,014,844
Jefferies Group	205,560		5,340,449
Leucadia National	335,184	a	9,227,616
Liberty Property Trust	182,050	a	8,529,042
Longview Fibre	104,186		2,192,073
Macerich	146,500	a	10,657,875
Mack-Cali Realty	127,185	a	6,144,307
Mercantile Bankshares	251,401		8,939,820
Mercury General	72,500	a	4,000,550
New Plan Excel Realty Trust	213,410	a	5,531,587
New York Community Bancorp	535,519		8,745,025
Ohio Casualty	129,735		3,362,731
Old Republic International	468,912		9,973,758
PMI Group	182,360		7,743,006
Potlatch	78,783	a	2,726,680
Protective Life	142,645		6,605,890
Radian Group	168,105		10,343,501
Raymond James Financial	181,792		5,282,876
Rayonier	156,173		6,217,247
Regency Centers	139,900		8,970,388
SEI Investments	128,600		6,283,396
StanCorp Financial Group	111,600		4,808,844
SVB Financial Group	72,525	b	3,250,570
TCF Financial	228,790		6,156,739
Texas Regional Bancshares, Cl. A	92,770		3,516,911
United Dominion Realty Trust	274,020	a	7,631,457
Unitrin	92,390		3,695,600
Waddell & Reed Financial, Cl. A	172,950	a	3,765,122
Washington Federal	177,918		3,980,026
Webster Financial	107,730	a	5,080,547
Weingarten Realty Investors	164,600	a	6,577,416
Westamerica Bancorporation	64,100	a	3,083,851
Wilmington Trust	139,140		6,059,547
WR Berkley	345,350		12,432,600
			392,002,888
Health Care--10.2%
Advanced Medical Optics	140,176	a,b	6,903,668
Affymetrix	137,600	a,b	2,968,032
Apria Healthcare Group	86,500	a,b	1,515,480
Beckman Coulter	128,764	a	7,371,739
Cephalon	123,900	a,b	8,145,186
Charles River Laboratories

International	147,200 a,b	5,225,600
Community Health Systems	200,515 b	7,270,674
Covance	129,690 a,b	8,269,034
Cytyc	233,250 b	5,737,950
Dentsply International	322,100 a	10,081,730
Edwards Lifesciences	120,285 b	5,321,408
Gen-Probe	105,300 b	5,470,335
Health Net	235,340 b	9,877,220
Henry Schein	180,200 b	8,543,282
Hillenbrand Industries	125,190	6,216,935
Intuitive Surgical	74,600 a,b	7,101,920
Invitrogen	108,600 a,b	6,710,394
LifePoint Hospitals	117,300 a,b	3,951,837
Lincare Holdings	195,050 b	6,789,690
Martek Biosciences	65,600 a,b	1,832,208
Medicis Pharmaceutical, Cl. A	111,100 a	3,061,916
Millennium Pharmaceuticals	642,262 a,b	6,307,013
Omnicare	247,165 a	11,186,688
Par Pharmaceutical Cos.	71,500 a,b	1,089,660
PDL BioPharma	233,550 a,b	4,206,236
Perrigo	170,800	2,705,472
Pharmaceutical Product Development	207,000	7,965,360
Sepracor	221,900 a,b	10,961,860
STERIS	134,345 a	3,112,774
Techne	80,300 b	3,990,107
Triad Hospitals	178,647 a,b	6,961,873
Universal Health Services, Cl. B	110,535	6,189,960
Valeant Pharmaceuticals
International	189,350 a	3,271,968
Varian	63,000 b	2,833,740
Varian Medical Systems	268,080 b	12,149,386
VCA Antech	169,500 b	5,927,415
Vertex Pharmaceuticals	224,750 a,b	7,533,620
		224,759,370
Industrial--15.2%
Adesa	183,379	3,742,765
AGCO	184,705 a,b	4,240,827
Airtran Holdings	185,150 a,b	2,321,781
Alaska Air Group	80,137 b	2,975,487
Alexander & Baldwin	90,237	3,618,504
Alliant Techsystems	71,900 b	5,762,066
AMETEK	144,584	6,133,253
Banta	48,936	1,728,909
Brink's	98,635	5,433,802
Carlisle Cos.	62,682	5,007,665
CH Robinson Worldwide	354,400	16,224,432
ChoicePoint	175,671 a,b	6,000,921
Con-way	97,885	4,843,350
Copart	142,000 b	3,782,880
Corporate Executive Board	81,700	7,679,800
Crane	102,900	3,951,360
Deluxe	104,700	1,779,900
Donaldson	138,466 a	4,554,147
DRS Technologies	81,500 a	3,772,635
Dun & Bradstreet	135,240 b	9,023,213
Expeditors International
Washington	435,400 a	19,797,638
Fastenal	252,700 a	8,988,539
Federal Signal	98,463	1,470,053
Flowserve	114,750 b	5,944,050
GATX	103,896	4,071,684
Graco	139,645 a	5,486,652
Granite Construction	67,387	2,930,661
Harsco	85,596	6,899,894

Herman Miller	135,350 a	3,845,293
HNI	105,752	4,294,589
Hubbell, Cl. B	124,065	5,831,055
Jacobs Engineering Group	119,527 b	9,919,546
JB Hunt Transport Services	252,000 a	5,183,640
JetBlue Airways	315,425 a,b	3,371,893
Joy Global	252,200 a	9,462,544
Kelly Services, Cl. A	39,585 a	1,071,566
Kennametal	80,750	4,299,937
Korn/Ferry International	86,500 a,b	1,606,305
Lincoln Electric Holdings	86,600	4,969,108
Manpower	178,855	10,638,295
Mine Safety Appliances	53,700 a	2,134,038
MSC Industrial Direct, Cl. A	111,200	4,584,776
Navigant Consulting	106,700 b	2,035,836
Nordson	68,886 a	3,134,313
Oshkosh Truck	150,200	6,440,576
Pentair	207,440	5,957,677
Precision Castparts	273,472	16,312,605
Quanta Services	241,780 a,b	3,858,809
Republic Services	245,545	9,861,087
Rollins	60,023 a	1,268,286
Roper Industries	177,200	8,009,440
Sequa, Cl. A	13,786 b	1,117,493
SPX	121,995 a	6,667,027
Stericycle	90,300 b	6,066,354
Swift Transportation	109,750 a,b	2,935,812
Tecumseh Products, Cl. A	37,750	670,063
Teleflex	82,175	4,691,371
Thomas & Betts	110,840 b	5,246,057
Timken	171,800	5,531,960
Trinity Industries	144,551 a	4,830,894
United Rentals	139,195 a,b	3,886,324
Werner Enterprises	104,050 a	1,872,900
YRC Worldwide	117,200 b	4,662,216
		334,436,553
Information Technology--15.2%
3Com	798,600 a,b	3,785,364
Activision	566,954 b	6,775,100
Acxiom	157,500	3,855,600
ADTRAN	139,400 a	3,048,678
Advent Software	32,050 a,b	1,000,601
Alliance Data Systems	137,550 b	7,059,066
Amphenol, Cl. A	182,800	10,251,424
Arrow Electronics	248,582 b	7,024,927
Atmel	874,000 a,b	4,186,460
Avnet	298,883 b	5,439,671
Avocent	99,950 a,b	2,556,721
BISYS Group	245,725 b	3,017,503
Cabot Microelectronics	49,362 b	1,470,000
Cadence Design Systems	576,390 b	9,331,754
CDW	126,400 a	7,467,712
Ceridian	299,740 b	7,196,757
CheckFree	186,500 a,b	8,299,250
Cognizant Technology Solutions, Cl. A	286,500 b	18,762,885
CommScope	118,390 a,b	3,697,320
Cree	157,200 a,b	3,101,556
CSG Systems International	97,350 b	2,534,994
Cypress Semiconductor	284,943 a,b	4,328,284
Diebold	137,396 a	5,550,798
DST Systems	125,150 b	7,047,197
Dycom Industries	82,300 b	1,480,577
F5 Networks	82,700 a,b	3,832,318
Fair Isaac	133,195	4,499,327

Fairchild Semiconductor
International	248,075 a,b	4,058,507
Fidelity National Information
Services	192,460	6,878,520
Gartner	118,730 b	1,690,715
Harris	273,980	12,479,789
Imation	71,200	2,899,264
Ingram Micro, Cl. A	241,900 a,b	4,264,697
Integrated Device Technology	408,560 a,b	6,320,423
International Rectifier	145,990 a,b	5,204,544
Intersil, Cl. A	289,200	6,799,092
Jack Henry & Associates	155,050 a	2,925,794
Kemet	177,050 b	1,481,909
Lam Research	286,950 b	11,934,251
Lattice Semiconductor	232,800 b	1,373,520
Macrovision	105,500 b	2,069,910
McAfee	325,505 b	7,014,633
McData, Cl. A	324,450 a,b	1,038,240
MEMC Electronic Materials	337,000 b	10,251,540
Mentor Graphics	163,759 a,b	2,256,599
Micrel	129,450 b	1,382,526
Microchip Technology	437,450	14,112,137
MoneyGram International	172,855	5,298,006
MPS Group	210,515 b	2,734,590
National Instruments	113,700 a	3,155,175
Newport	82,925 b	1,511,723
Palm	187,000 a,b	2,788,170
Plantronics	97,050	1,510,098
Plexus	93,350 b	2,326,282
Polycom	178,000 a,b	3,951,600
Powerwave Technologies	228,750 a,b	1,816,275
Reynolds & Reynolds, Cl. A	106,642	3,774,060
RF Micro Devices	388,200 b	2,391,312
RSA Security	154,050 b	4,248,699
Semtech	148,600 b	1,916,940
Silicon Laboratories	94,100 a,b	3,474,172
SRA International, Cl. A	77,400 a,b	1,872,306
Sybase	183,660 b	3,866,043
Synopsys	292,800 b	5,241,120
Tech Data	113,300 a,b	4,212,494
Transaction Systems Architects	76,250 b	2,822,775
Triquint Semiconductor	285,038 a,b	1,345,379
UTStarcom	214,400 a,b	1,781,664
Vishay Intertechnology	376,249 b	5,278,773
Western Digital	450,300 b	7,898,262
Wind River Systems	154,150 b	1,274,821
Zebra Technologies, Cl. A	144,395 b	4,526,783
		334,055,976
Materials--4.8%
Airgas	137,395	4,980,569
Albemarle	79,200	3,993,264
Bowater	114,095 a	2,313,847
Cabot	129,440 a	4,306,469
Chemtura	490,203	4,220,648
Commercial Metals	245,500	5,570,395
Cytec Industries	82,700	4,417,007
Ferro	86,749 a	1,400,996
Florida Rock Industries	96,600	3,676,596
FMC	79,800	4,922,862
Glatfelter	90,650 a	1,414,140
Lubrizol	139,488	5,965,902
Lyondell Chemical	418,798	9,326,631
Martin Marietta Materials	93,280	7,510,906
Minerals Technologies	40,550	2,052,641

Olin	147,585 a	2,365,787
Packaging Corp. of America	122,815	2,816,148
Reliance Steel & Aluminum	129,000	4,624,650
RPM International	241,883	4,532,887
Scotts Miracle-Gro, Cl. A	92,000 a	3,609,160
Sensient Technologies	94,578 a	1,885,885
Sonoco Products	202,083	6,573,760
Steel Dynamics	88,400 a	5,128,968
Valspar	207,960	5,122,055
Worthington Industries	146,400 a	2,989,488
		105,721,661
Telecommunication Services--.5%
Cincinnati Bell	503,850 b	2,020,439
Telephone and Data Systems	209,735	8,569,772
		10,590,211
Utilities--8.5%
AGL Resources	159,002	6,204,258
Alliant Energy	239,849	8,677,737
Aqua America	264,223 a	5,760,061
Aquila	762,720 b	3,386,477
Black Hills	67,792	2,428,987
DPL	248,030 a	6,885,313
Duquesne Light Holdings	159,845 a	3,112,182
Energy East	301,266	7,329,802
Equitable Resources	245,980	8,857,740
Great Plains Energy	162,175 a	4,756,593
Hawaiian Electric Industries	165,553 a	4,744,749
IDACORP	87,333 a	3,255,774
MDU Resources Group	367,163	9,050,556

National Fuel Gas	171,324 a	6,362,973
Northeast Utilities	313,340 a	7,018,816
NSTAR	217,970	6,794,125
OGE Energy	185,251	7,011,750
Oneok	239,515	8,912,353
Pepco Holdings	388,413	9,516,119
PNM Resources	140,431	3,764,955
Puget Energy	236,700 a	5,257,107
Questar	174,596 a	15,469,206
SCANA	235,579	9,420,804
Sierra Pacific Resources	409,836 b	5,922,130
Vectren	155,475	4,323,760
Westar Energy	177,805	4,107,295
WGL Holdings	99,440 a	2,986,183
Wisconsin Energy	238,712	10,073,646
WPS Resources	82,200	4,239,054
		185,630,505
Total Common Stocks
(cost $1,752,067,763)		2,170,541,377

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.71%, 9/7/06	550,000	547,289
4.96%, 10/12/06	1,400,000 c	1,386,406
Total Short-Term Investments
(cost $1,933,618)		1,933,695

Other Investment--1.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,191,000)	23,191,000 d	23,191,000

Investment of Cash Collateral
for Securities Loaned--12.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $270,293,122)	270,293,122 d	270,293,122

Total Investments (cost $2,047,485,503)	112.2%	2,465,959,194
Liabilities, Less Cash and Receivables	(12.2%)	(268,266,269)
Net Assets	100.0%	2,197,692,925

a All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities on loan is $259,880,297 and the total market value of the collateral held by the fund is $270,293,122.
b Non-income producing security.
c All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Long
Standard & Poor's Midcap 400 E-mini	327	24,407,280	September 2006	95,220

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits. (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	September 15, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)